PROVISION FOR EMPLOYEE BENEFITS - Scheduled vesting of outstanding restricted stock (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	2,486,954	2,835,380	1,766,235
Within 1 year
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	1,792,403	1,639,156
Between 1 and 2 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	653,423	857,167
Between 2 and 3 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units	41,128	319,632
Between 3 and 4 years
PROVISION FOR EMPLOYEE BENEFITS
Outstanding stock units		19,425